CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 9,905	$ (2,028)
Other comprehensive loss:
Foreign currency translation adjustments	264	135
Change in unrealized loss on hedging instruments, net	(1,596)	(2,397)
Less - reclassification adjustments for net loss realized on hedging instruments, net	1,224	642
Total other comprehensive loss	(108)	(1,620)
Comprehensive income (loss)	$ 9,797	$ (3,648)